EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of Class A Common Shares Held by the Company for Long-term Compensation Agreements	61,032,215	58,434,060	63,417,346	58,393,135	56,644,846	56,307,796
Total Equity	$ 111,066		$ 116,846	$ 103,129
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	27,925		30,868	26,659
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,145		4,145	4,146
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	$ 78,996		$ 81,833	$ 72,324